Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Assets [Abstract]
Summary of Available-for-sale Financial Assets Non Current
	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Equity securities
Domestic listed stocks	$2,521	$3,125
Domestic non-listed stocks	1,949	2,332
Foreign non-listed stocks	294	294
	$4,764	$5,751